Revenue - Concentration of Credit Risk (Details) - customer	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues | Customer concentration
Concentration Risk [Line Items]
Number of customers	4	3	3	3	4
Revenues | Three Customers [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage				69.20%
Revenues | Four Customers [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage					81.80%
Accounts receivable, net | Credit concentration
Concentration Risk [Line Items]
Number of customers			3	2	3
Accounts receivable, net | Two Customers [Member] | Credit concentration
Concentration Risk [Line Items]
Concentration risk percentage				73.50%
Accounts receivable, net | Three Customers [Member] | Credit concentration
Concentration Risk [Line Items]
Concentration risk percentage					91.70%